Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (2,065)	$ (4,223,533)	$ (508,212)
Changes in operating assets and liabilities:
Interest earned on investments held in Trust Account		(20,078)	(22,604)
Offering costs allocable to warrant liabilities		191,112
Change in fair value of warrant liabilities		3,883,670	(445,670)
Prepaid expenses		(168,527)	(56,390)
Other current assets		(350)	(2,990)
Accounts payable		11,658	149,410
Franchise taxes payable		78,192	24,923
Net cash used in operating activities	(2,065)	(247,856)	(861,533)
Deposit of cash into Trust Account		(115,000,000)
Net cash provided by investing activities		(115,000,000)	42,199
Proceeds from sale of Units, net of underwriting discounts paid		112,700,000
Proceeds from sale of Private Warrants		3,800,000
Proceeds from note payable to related party	71,163	71,473
Repayment of related party note payable		(71,473)
Payment of offering costs		(373,491)
Net cash provided by financing activities	3,597	116,126,509
Cash flow from financing activities:
Net increase (decrease) in cash and restricted cash	1,532	878,653	(819,334)
Deferred offering costs paid by related party in exchange for issuance of Class B common stock	25,000
Offering costs paid by related party in exchange for issuance of Class B common stock		25,000
Deferred offering costs included in accounts payable	20,450
Offering costs included in other accrued liabilities		70,000
Change in value of Class A common shares subject to possible redemption		4,025,000
Reconciliation of cash and restricted cash
Cash – beginning of the period			878,653
Cash – end of the period	1,532	878,653	59,319	$ 1,532	$ 878,653
Supplemental disclosure of noncash investing and financing activities:
Interest released from Trust Account			42,199
Payment of deferred offering costs	(67,566)
Ambulnz, Inc.
Cash Flows from Operating Activities:
Net loss			(1,095,427)	(10,406,595)	(14,799,212)	$ (21,238,042)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment			1,697,380	1,341,210	1,874,069	1,550,259
Amortization of intangible assets			1,432,983	1,087,456	1,451,214	640,086
Amortization of finance lease right-of-use assets					2,182,372	1,991,926
Gain (loss) on disposal of assets			27,730	(8,854)	(30,546)	1,895
Bad debt expense			2,152,470	1,585,854	1,885,457	2,467,212
Stock based compensation			1,224,580	515,305	687,072	457,467
Shares issued for services						267,000
Write-off due to seller					(300,000)
Gain on business acquisition						(119,491)
Changes in operating assets and liabilities:
Accounts receivable			(28,794,602)	(9,300,321)	(16,153,948)	(2,275,451)
Prepaid expenses and other current assets			(4,531,411)	(175,378)	94,091	(32,918)
Other assets			(1,786,407)	(133,687)	(218,099)	(3,555)
Accrued liabilities			24,861,804	4,529,501	9,666,651	2,188,374
Accounts payable			9,422,628	1,383,642	3,006,187	(100,665)
Net cash used in operating activities			6,853,001	(7,945,089)	(10,654,692)	(14,205,903)
Acquisition of property and equipment			(2,824,916)	(2,905,072)	(4,361,501)	(1,450,795)
Net cash provided by investing activities			(4,390,875)	(4,595,468)	(6,040,022)	(2,971,284)
Proceeds from disposal of property and equipment			6,000	69,113	276,224	1,167,094
Acquisition of intangibles			(1,571,959)	(1,759,509)	(1,954,745)	(2,352,108)
Acquisition of businesses						(335,475)
Repayments of line of credit						(1,000,000)
Repayments of notes payable			(374,456)	(93,979)	(798,371)	(449,323)
Proceeds from sale of Private Warrants			158,100,000
Due to seller					(34,002)
Noncontrolling interest contributions					1,500,002	10,500,000
Proceeds from issuance of preferred stock, net of transaction costs						49,035,701
Net cash provided by financing activities			6,071,250	(231,867)	(812,093)	56,337,881
Payments on obligations under finance lease					(1,479,722)	(1,748,497)
Effect of exchange rate changes on cash and cash equivalents			171,846	196,345	196,345	(246,279)
Cash flow from financing activities:
Net increase (decrease) in cash and restricted cash			8,705,222	(12,576,079)	(17,310,462)	38,914,415
Cash and restricted cash at beginning of period			34,457,273	51,767,735	51,767,735	12,853,320
Cash and restricted cash at end of period	$ 39,191,656	$ 34,457,273	43,162,495	39,191,656	34,457,273	51,767,735
Cash paid for interest			39,637	35,858	608,262	545,872
Acquisition of businesses funded by acquisition payable (see Note 4)					837,168	510,173
Cash paid for interest on finance lease liabilities			381,937	440,852	440,852	523,910
Cash paid for income taxes			613,531	3,518	117,443	47,032
Right-of-use assets obtained in exchange for lease liabilities			3,569,276	131,934	1,600,289	3,550,377
Fixed assets acquired in exchange for notes payable			271,194	318,295
Acquisition of remaining 20% of Ambulnz UK LTD			228,518
Gain from PPP loan forgiveness			142,667
Reconciliation of cash and restricted cash
Cash			39,550,926	36,640,734	32,418,220	47,739,610
Restricted Cash			3,611,569	2,550,922	2,039,053	4,028,125
Total cash and restricted cash shown in statement of cash flows			43,162,495	39,191,656	$ 34,457,273	$ 51,767,735
Amortization of right of use assets			2,383,940	1,636,778
Gain from PPP loan forgiveness			(142,667)
Noncontrolling interest contributions			333,025	1,530,393
Proceeds from line of credit			8,000,000
Acquisition of businesses			(56,496)	(79,012)
Payments on obligations under finance lease			$ (1,830,823)	$ (1,589,269)